11. LOANS FROM RELATED PARTY (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Loans From Related Party Details Narrative
Converted at a price Share		$ 5.0
Extinguishment of the debt		$ 614,682	$ 37,282,824	$ 0
Money loaned by CEO	$ 672,000	716,881	320,000	6,583,436
Amount repaid to related party for debt	456,330	1,275,086	1,204,093	3,324,686
Interest expense	$ 23,287	$ 32,008	32,008	340,050
Notes issued				8,774,327
Principal amount				1,009,624
Interest Rates	10.00%
Script costs and payables	$ 594,315
Dolphin Films owed DE	$ 1,244,310		684,326
Accrued Interest			$ 5,788	$ 1,126